IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	$ 95,032	$ 95,873
Total reinsured, Guarantee value	6,868	7,536
Total, net of reinsurance, Guarantee value	88,164	88,337
Total gross of reinsurance, Fund value	86,263	96,385
Total reinsured, Fund value	5,243	6,707
Total, net of reinsurance, Fund value	81,020	89,678
Total gross of reinsurance, Amount at risk	14,689	8,029
Total reinsured, Amount at risk	1,836	1,346
Total, net of reinsurance, Amount at risk	12,853	6,683
Guaranteed minimum income benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	5,264	5,201
Total gross of reinsurance, Fund value	3,675	4,195
Total gross of reinsurance, Amount at risk	1,593	1,074
Guaranteed minimum withdrawal benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	60,494	61,767
Total gross of reinsurance, Fund value	49,214	56,512
Total gross of reinsurance, Amount at risk	11,388	5,943
Guaranteed Minimum Accumulation Benefit 1 [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	18,611	18,162
Total gross of reinsurance, Fund value	18,720	18,705
Total gross of reinsurance, Amount at risk	141	11
Living benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	84,369	85,130
Total reinsured, Guarantee value	4,515	4,522
Total gross of reinsurance, Fund value	71,609	79,412
Total reinsured, Fund value	3,173	3,667
Total gross of reinsurance, Amount at risk	13,122	7,028
Total reinsured, Amount at risk	1,343	911
Death benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	10,663	10,743
Total reinsured, Guarantee value	2,353	3,014
Total gross of reinsurance, Fund value	14,654	16,973
Total reinsured, Fund value	2,070	3,040
Total gross of reinsurance, Amount at risk	1,567	1,001
Total reinsured, Amount at risk	$ 493	$ 435